Debt instrument - Fair Value Measurement Inputs and Valuation Techniques (Detail)	Dec. 31, 2020 agreement
Measurement Input, Price Volatility | Valuation Technique, Option Pricing Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	40
Measurement Input, Risk Free Interest Rate | Valuation Technique, Option Pricing Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	1.4
Measurement Input, Expected Dividend Rate | Valuation Technique, Option Pricing Model
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.0
Measurement Input, Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term	3 years